Summary of Significant Accounting Policies - Schedule of Concentration as a Percentage of Total Revenues (Details)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Revenue Benchmark | Advertising Partner Risk | Google
Product Information [Line Items]
Concentration risk, percentage	88.00%	86.00%	85.00%